Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net income for the year [Abstract]
Net income for the year	$ 115,087	$ 103,087	$ 81,129
Other comprehensive income/ (loss) [Abstract]
Unrealized gain /(loss) on cash flow hedges, net	22,802	70,886	(8,509)
Net settlements on interest rate swaps qualifying for cash flow hedge	(489)	(3,253)	(3,196)
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	103	55	0
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Prepaid lease rentals	6,604	0	0
Other comprehensive income / (loss) for the year	29,020	67,688	(11,705)
Total comprehensive income for the year	$ 144,107	$ 170,775	$ 69,424